NON CONTROLLING INTEREST	9 Months Ended
Sep. 30, 2025
NON-CONTROLLING INTEREST

8. NON-CONTROLLING INTEREST

At September 30, 2025, the Company had an effective 99.67% (December 31, 2024 - 99.67%) interest in its subsidiary Avino Mexico and the remaining 0.33% (December 31, 2024 - 0.33%) interest represents a non-controlling interest. The accumulated deficit and current period income attributable to the non-controlling interest are insignificant and accordingly have not been presented separately in the consolidated financial statements.